Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Total	Share Capital	Additional paid in capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2014				$ 1,285	$ (1,285)
Beginning Balance, shares at Dec. 31, 2014	[1]		19,736,264
CHANGES
Deemed contribution from Magna		157		157
Loss for the year		(157)			(157)
Ending Balance at Dec. 31, 2015				1,442	(1,442)
Ending Balance, shares at Dec. 31, 2015	[1]		19,736,264
CHANGES
Issuance of ordinary shares to effect reverse recapitalization transaction		1,733		1,733
Issuance of ordinary shares to effect reverse recapitalization transaction, shares	[1]		35,884,116
Issuance of ordinary shares and warrants		4,444		4,444
Issuance of ordinary shares and warrants, shares	[1]		15,050,032
Share-based payment		405		405
Share-based payment, shares	[1]
Exercise of options
Exercise of options, shares	[1]		2,392,275
Loss for the year		(1,913)			(1,913)
Ending Balance at Dec. 31, 2016		4,669		8,024	(3,355)
Ending Balance, shares at Dec. 31, 2016	[1]		73,062,687
CHANGES
Exercise of warrants		22,249		22,249
Exercise of warrants, shares	[1]		14,496,403
Issuance of ordinary shares and warrants		10,745		10,745
Issuance of ordinary shares and warrants, shares	[1]		21,027,690
Share-based payment		2,455		2,455
Share-based payment, shares	[1]		50,000
Exercise of options		641		641
Exercise of options, shares	[1]		865,509
Loss for the year		(15,942)			(15,942)
Ending Balance at Dec. 31, 2017		$ 24,817		$ 44,114	$ (19,297)
Ending Balance, shares at Dec. 31, 2017	[1]		109,502,289

[1]	Represents the number of shares of the legal acquirer for all periods presented.